Investment in Real Estate (Details) $ in Millions	Mar. 06, 2015 USD ($)
Disposal Group, Not Discontinued Operations | First Financial
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Discontinued operations, sales price	$ 89.0